Valuation and Qualifying Accounts (Tables)	12 Months Ended
May 31, 2014
Valuation And Qualifying Accounts (Tables) [Abstract]
Schedule of Valuation and Qualifying Accounts
						SCHEDULE II

FEDEX CORPORATION
VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED MAY 31, 2014, 2013, AND 2012
(IN MILLIONS)

		ADDITIONS
	BALANCE		CHARGED				BALANCE
	AT	CHARGED	TO				AT
	BEGINNING	TO	OTHER				END OF
DESCRIPTION	OF YEAR	EXPENSES	ACCOUNTS		DEDUCTIONS		YEAR

Accounts Receivable Reserves:

Allowance for Doubtful Accounts

2014…………………………………….	$94	$130	$-		$143	(a)	$81
2013…………………………………….	94	167	-		167	(a)	94
2012…………………………………….	97	160	-		163	(a)	94

Allowance for Revenue Adjustments

2014…………………………………….	$82	$-	$626	(b)	$625	(c)	$83
2013…………………………………….	84	-	573	(b)	575	(c)	82
2012…………………………………….	85	-	570	(b)	571	(c)	84

Inventory Valuation Allowance:

2014…………………………………….	$205	$20	$-		$13		$212
2013…………………………………….	184	24	-		3		205
2012…………………………………….	169	15	-		-		184

(a) Uncollectible accounts written off, net of recoveries.
(b) Principally charged against revenue.
(c) Service failures, rebills and other.